Assets Pledged and Received as Collateral - Carrying Amounts of Assets Pledged as Collateral (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Carrying amounts of assets pledged as collateral	¥ 27,832,918	¥ 24,748,519
Cash and deposits with banks [member]
Disclosure of detailed information about financial instruments [line items]
Carrying amounts of assets pledged as collateral	32,010	87,670
Trading assets [member]
Disclosure of detailed information about financial instruments [line items]
Carrying amounts of assets pledged as collateral	2,423,002	2,426,665
Financial assets at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Carrying amounts of assets pledged as collateral	1,518,748	1,570,904
Held-to-maturity investments [member]
Disclosure of detailed information about financial instruments [line items]
Carrying amounts of assets pledged as collateral	365,450	1,168,111
Available-for-sale financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Carrying amounts of assets pledged as collateral	10,648,468	8,128,082
Loans and advances [member]
Disclosure of detailed information about financial instruments [line items]
Carrying amounts of assets pledged as collateral	11,019,253	10,058,951
Other assets [member]
Disclosure of detailed information about financial instruments [line items]
Carrying amounts of assets pledged as collateral	¥ 1,825,987	¥ 1,308,136